Borrowing Arrangements - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		24 Months Ended	27 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Feb. 28, 2013	Dec. 31, 2013 Patents [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Maximum [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Maximum [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Minimum [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Minimum [Member]	Mar. 26, 2014 March 2014 Notes [Member]	May 17, 2013 Series A Preferred Stock Two [Member]	May 10, 2013 Series A Preferred Stock [Member]	May 10, 2013 Promissory Note Payable [Member]	Dec. 31, 2013 Promissory Note Payable [Member]	Feb. 10, 2014 Promissory Note Payable [Member] Chief Executive Officer [Member]	Dec. 19, 2013 Promissory Note Payable [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Promissory Note Payable [Member] Chief Executive Officer [Member]	Dec. 31, 2013 December 2013 Notes [Member]
Borrowing Arrangements [Line Items]
Debt Instrument, Face Amount														$ 3,000,000			$ 5,000,000	$ 5,000,000	$ 3,000,000		$ 3,100,000	$ 3,100,000
Proceeds from Issuance of Senior Long-term Debt															1,498,526	50,000	4,950,000			3,000,000	100,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																5,000,000
Long-term Debt, Fair Value	2,557,111		2,557,111		2,557,111	2,557,111
Gains (Losses) on Extinguishment of Debt, Total	(2,403,193)	0				(2,403,193)
Debt Instrument, Maturity Date			May 10, 2018							Feb. 14, 2014	Aug. 31, 2014	Feb. 07, 2014	Feb. 28, 2014						Aug. 31, 2014
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	4.00%		10.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	2.00%		0.40%
Debt Instrument, Redemption Price, Percentage	125.00%		125.00%
Debt Instrument, Convertible, Conversion Price	$ 7.50					$ 7.50	$ 0.0001
Debt Instrument, Increase, Accrued Interest	8,009,222		5,000,000																			3,100,000
Debt Instrument, Unamortized Discount	284,172		2,672,783		2,672,783	284,172
Loan Processing Fee									60,000
Secured Debt								3,000,000
Debt Instrument, Interest Rate, Stated Percentage									2.00%										2.00%
Other Depreciation and Amortization	151,290	0	353,009	0	353,009	504,299
Repayments of Unsecured Debt			$ 100,000